Other assets	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Other assets

Note 13 Other assets

	As at

(Millions of Canadian dollars)	October 31 2023	October 31 2022
Accounts receivable and prepaids	$4,373	$4,250
Accrued interest receivable	7,775	4,703
Cash collateral	20,104	25,634
Commodity trading receivables	5,979	7,054
Deferred income tax asset	2,446	1,472
Employee benefit assets	2,826	3,331
Held-for-sale assets	2,562	11
Insurance-related assets
Collateral loans	528	524
Policy loans	87	85
Reinsurance assets	1,127	1,084
Other	13	12
Investments in joint ventures and associates	501	711
Margin deposits	8,849	14,684
Precious metals	2,753	1,772
Receivable from brokers, dealers and clients	2,834	3,299
Taxes receivable	8,908	6,933
Other	5,403	4,741
	$77,068	$80,300